SUPPLEMENT DATED AUGUST 11, 2014
to

PROSPECTUS DATED MAY 21, 2007
FOR FUTURITY NY

AND PROSPECTUS DATED MAY 1, 2003
FOR FUTURITY ACCOLADE NY

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
(FORMERLY KNOWN AS SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK)
DELAWARE LIFE NY VARIABLE ACCOUNT C
(FORMERLY KNOWN AS SUN LIFE (N.Y.) VARIABLE ACCOUNT C)

On July 31, 2014, shareholders approved the reorganization of the following MFS Variable Insurance Trust II funds (each an “Acquired Fund”) into the corresponding acquiring fund (each an “Acquiring Fund”) after the close of business on August 8, 2014:

Acquired Fund		Acquiring Fund
MFS® Utilities Portfolio	was reorganized into	MFS® Utilities Series
MFS® New Discovery Portfolio	was reorganized into	MFS® New Discovery Series

MFS® Utilities Portfolio and MFS® New Discovery Portfolio are no longer available for investment and all references to the funds are hereby deleted from the prospectus.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Futuritys (NY)                                                                                                                                          8/2014